Segment reporting - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,300.1	$ 1,702.8	$ 1,543.0
Operating expense	421.6	347.3	309.3
Depreciation and amortization expense	508.0	375.1	327.4
General and administrative expense	72.2	85.3
Operating leases (note 13)	56.4	116.7	120.2
Gain on sale	(2.6)	(3.7)	3.9
Interest income	(18.9)	(11.1)	(5.9)
Interest expense	636.1	368.6
Income tax expense	1.4	2.0	2.0
Vessel Leasing
Segment Reporting Information [Line Items]
Revenue	2,300.1	1,702.8	$ 1,543.0
Operating Segments | Vessel Leasing
Segment Reporting Information [Line Items]
Revenue	2,300.1	1,702.8
Operating expense	421.6	347.3
Depreciation and amortization expense	508.0	375.1
General and administrative expense	72.3	85.4
Operating leases (note 13)	56.4	116.7
Gain on sale	(2.6)	(3.7)
Interest income	(16.6)	(9.5)
Interest expense	632.4	364.6
Income tax expense	1.4	2.0
Elimination and Other
Segment Reporting Information [Line Items]
Revenue	0.0	0.0
Operating expense	0.0	0.0
Depreciation and amortization expense	0.0	0.0
General and administrative expense	(0.1)	(0.1)
Operating leases (note 13)	0.0	0.0
Gain on sale	0.0	0.0
Interest income	(2.3)	(1.6)
Interest expense	3.7	4.0
Income tax expense	$ 0.0	$ 0.0